13A. Dividends to shareholders	12 Months Ended
Dec. 31, 2014
ZHEJIANG JIAHUAN
13. Dividends to shareholders	In the fiscal year ended December 31, 2014 and 2013, the Company declared dividend of RMB 2,250,000 and RMB2,250,000 respectively to the shareholders.